Form N-1A Supplement	Jul. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK FUNDSSM
BlackRock Short Obligations Fund
(the “Fund”)
Supplement dated June 23, 2025 to the Summary Prospectuses and Prospectuses of the Fund, dated November 27, 2024, as supplemented to date
Effective July 23, 2025, the Fund’s Summary Prospectuses and Prospectuses are amended as follows:
The section of each Summary Prospectus entitled “Key Facts about BlackRock Short Obligations Fund—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Short Obligations Fund—Principal Investment Strategies of the Fund” is hereby amended to delete the first paragraph of that section in its entirety and replace it with the following:
Under normal market conditions, Short Obligations Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain an average duration of half a year or less.

BlackRock Short Obligations Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK FUNDSSM
BlackRock Short Obligations Fund
(the “Fund”)
Supplement dated June 23, 2025 to the Summary Prospectuses and Prospectuses of the Fund, dated November 27, 2024, as supplemented to date
Effective July 23, 2025, the Fund’s Summary Prospectuses and Prospectuses are amended as follows:
The section of each Summary Prospectus entitled “Key Facts about BlackRock Short Obligations Fund—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Short Obligations Fund—Principal Investment Strategies of the Fund” is hereby amended to delete the first paragraph of that section in its entirety and replace it with the following:
Under normal market conditions, Short Obligations Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain an average duration of half a year or less.